Discontinued Operations - Schedule of information for discontinued operations (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0		$ 9,774	$ 21,033	$ 25,802
Cost of revenue	0		(5,984)	(12,031)	(15,511)
Advertising and marketing	0		(12)	(45)	(13)
General and administrative	0		(1,544)	(744)	(2,466)
Payroll and payroll taxes	0		(959)	(1,830)	(2,305)
Professional fees	0		(5)	(51)	(5)
Depreciation and amortization	0		(85)	(96)	(322)
Other (expense) income, net	0		59	(634)	497
Income from discontinued operations	0		1,244	5,602	5,677
Loss on sale of discontinued operations	0	$ 6,500	0	(6,497)	0
Income from discontinued operations before income taxes	0		1,244	(895)	5,677
Provision for income taxes	0		(136)	577	(598)
(Loss) income from discontinued operations, net of tax	$ 0		$ 1,108	(1,472)	5,079
Depreciation of property and equipment				5	227
Amortization of intangible assets				91	95
Purchases of property and equipment				$ 76	$ 0